Condensed Financial Information of the Company Condensed Statement of Operations and Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses:
Sales and marketing expenses	$ (21,559)	¥ (140,672)	¥ (131,301)	¥ (66,984)
General and administrative expenses	(32,553)	(212,411)	(131,075)	(24,125)
Total operating expenses	(60,185)	(392,710)	(298,183)	(113,184)
Loss from operations	(40,968)	(267,318)	(22,867)	45,592
Other income/(expenses):
Share of loss from subsidiaries, VIE and subsidiaries of VIE	(3,602)	(23,502)		(2,794)
Others, net	503	3,280	783	(66)
Loss before income tax	(42,234)	(275,578)	(6,018)	55,345
Income tax expense	577	3,764	19,893	14,827
Net income/(loss)	(42,811)	(279,342)	(25,911)	40,518
Accretion on redeemable non-controlling interests to redemption value			(1,808)	(1,025)
Accretion of convertible redeemable preferred shares to redemption value			(449,130)	(120,060)
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares			(26,787)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares			(309,984)
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares			(36,977)
Net loss attributable to 36Kr Holdings Inc.'s ordinary shareholders	(42,947)	(280,231)	(850,441)	¥ (80,567)
Parent company | Reportable legal entities
Operating expenses:
Sales and marketing expenses	(8)	(55)
General and administrative expenses	(1,447)	(9,439)	(2,435)
Total operating expenses	(1,455)	(9,494)	(2,435)
Loss from operations	(1,455)	(9,494)	(2,435)
Other income/(expenses):
Share of loss from subsidiaries, VIE and subsidiaries of VIE	(41,732)	(272,297)	(23,797)
Interest income	151	983	484
Interest expenses	(2)	(14)	(73)
Others, net	91	591	66
Loss before income tax	(42,947)	(280,231)	(25,755)
Net income/(loss)	(42,947)	(280,231)	(25,755)
Accretion on redeemable non-controlling interests to redemption value			1,808
Accretion of convertible redeemable preferred shares to redemption value			(449,130)
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares			(26,787)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares			309,984
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares			(36,977)
Net loss attributable to 36Kr Holdings Inc.'s ordinary shareholders	$ (42,947)	¥ (280,231)	¥ (850,441)